EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.16%
1,621	Air Products & Chemicals Inc	$ 465,567
856	Albemarle Corp	189,210
27,736	Arconic Corp(a)	727,515
8,599	Ashland Inc	883,203
16,118	Cabot Corp	1,235,284
631	Celanese Corp	68,710
1,468	CF Industries Holdings Inc	106,415
5,145	Dow Inc	282,049
21,925	DuPont de Nemours Inc	1,573,557
10,822	Eastman Chemical Co	912,728
1,809	Ecolab Inc	299,444
74,109	Ecovyst Inc(a)	818,904
937	FMC Corp	114,436
91,049	Freeport-McMoRan Inc	3,724,815
1,860	International Flavors & Fragrances Inc	171,046
2,791	International Paper Co	100,643
3,594	Linde PLC	1,277,451
1,853	LyondellBasell Industries NV Class A	173,978
2,523	Mosaic Co	115,755
5,793	Newmont Corp	283,973
1,846	Nucor Corp	285,152
11,367	PPG Industries Inc	1,518,404
5,293	Rogers Corp(a)	865,035
2,961	Sherwin-Williams Co	665,544
1,217	Steel Dynamics Inc	137,594
35,551	Valvoline Inc	1,242,152
		18,238,564
Communications — 9.18%
3,726	Airbnb Inc Class A(a)	463,514
43,471	Alphabet Inc Class A(a)	4,509,247
63,452	Alphabet Inc Class C(a)	6,599,008
95,340	Amazon.com Inc(a)	9,847,669
1,807	Arista Networks Inc(a)	303,323
52,025	AT&T Inc	1,001,481
282	Booking Holdings Inc(a)	747,980
989	CDW Corp	192,746
3,932	Charter Communications Inc Class A(a)	1,406,122
29,984	Cisco Systems Inc	1,567,414
55,971	Comcast Corp Class A	2,121,861
5,556	Corning Inc	196,016
1,596	DISH Network Corp Class A(a)	14,891
3,961	eBay Inc	175,749
4,413	Etsy Inc(a)	491,299
1,129	Expedia Group Inc(a)	109,547
398	F5 Inc(a)	57,985
282	FactSet Research Systems Inc	117,055
1,943	Fox Corp Class A	66,159
978	Fox Corp Class B	30,621
3,757	Gen Digital Inc	64,470
2,988	Interpublic Group of Cos Inc	111,273
2,094	Juniper Networks Inc	72,075
3,888	Match Group Inc(a)	149,260
759	MercadoLibre Inc(a)	1,000,407
Shares		Fair Value
Communications — (continued)
43,907	Meta Platforms Inc Class A(a)	$ 9,305,650
1,220	Motorola Solutions Inc	349,079
6,279	Netflix Inc(a)	2,169,269
2,286	News Corp Class A	39,479
476	News Corp Class B	8,297
1,479	Omnicom Group Inc	139,529
3,217	Paramount Global Class B(b)	71,771
15,293	Scholastic Corp	523,326
10,523	Shopify Inc Class A(a)	504,473
15,614	Snap Inc Class A(a)	175,033
23,960	Thryv Holdings Inc(a)	552,518
10,538	T-Mobile US Inc(a)	1,526,324
8,507	Trade Desk Inc Class A(a)	518,161
21,674	TripAdvisor Inc(a)	430,446
29,258	Uber Technologies Inc(a)	927,479
28,146	United States Cellular Corp(a)	583,467
668	VeriSign Inc(a)	141,168
30,653	Verizon Communications Inc	1,192,095
76,143	Viavi Solutions Inc(a)	824,629
13,333	Walt Disney Co(a)	1,335,033
16,128	Warner Bros Discovery Inc(a)	243,533
		52,977,931
Consumer, Cyclical — 9.38%
497	Advance Auto Parts Inc	60,440
694	Alaska Air Group Inc(a)	29,120
4,155	American Airlines Group Inc(a)	61,286
1,978	Aptiv PLC(a)	221,912
563	AutoZone Inc(a)	1,383,938
1,504	Bath & Body Works Inc	55,016
1,475	Best Buy Co Inc	115,448
7,538	BJ's Wholesale Club Holdings Inc(a)	573,416
11,560	Boot Barn Holdings Inc(a)	885,958
1,915	BorgWarner Inc	94,046
12,910	Brunswick Corp	1,058,620
1,361	Caesars Entertainment Inc(a)	66,430
1,006	CarMax Inc(a)	64,666
6,423	Carnival Corp(a)	65,193
476	Chipotle Mexican Grill Inc(a)	813,146
4,678	Churchill Downs Inc	1,202,480
3,129	Copart Inc(a)	235,332
3,239	Costco Wholesale Corp	1,609,362
10,439	Crocs Inc(a)	1,319,907
1,032	Cummins Inc	246,524
889	Darden Restaurants Inc	137,937
4,681	Delta Air Lines Inc(a)	163,461
1,632	Dollar General Corp	343,471
1,518	Dollar Tree Inc(a)	217,909
231	Domino's Pizza Inc	76,200
2,281	DR Horton Inc	222,831
4,167	Fastenal Co	224,768
28,577	Ford Motor Co	360,070
54,118	General Motors Co	1,985,048
1,029	Genuine Parts Co	172,162
1,151	Hasbro Inc	61,797
10,271	Hilton Worldwide Holdings Inc	1,446,876
7,439	Home Depot Inc	2,195,398

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
25,339	KB Home	$ 1,018,121
2,398	Las Vegas Sands Corp(a)	137,765
4,503	LCI Industries	494,745
1,850	Lennar Corp Class A	194,454
21,384	Liberty Media Corp-Liberty Braves Class C(a)	720,427
1,112	Live Nation Entertainment Inc(a)	77,840
1,927	LKQ Corp	109,377
10,438	Lowe's Cos Inc	2,087,287
6,509	Marriott International Inc Class A	1,080,754
8,281	Marriott Vacations Worldwide Corp	1,116,776
5,345	McDonald's Corp	1,494,515
22,721	Methode Electronics Inc	996,997
2,443	MGM Resorts International	108,518
71,092	MRC Global Inc(a)	691,014
2,056	Newell Brands Inc	25,577
9,091	NIKE Inc Class B	1,114,920
2,601	Norwegian Cruise Line Holdings Ltd(a)	34,983
22	NVR Inc(a)	122,588
2,506	O'Reilly Automotive Inc(a)	2,127,544
3,809	PACCAR Inc	278,819
301	Pool Corp	103,074
39,820	PulteGroup Inc	2,320,710
276	Ralph Lauren Corp	32,201
2,513	Ross Stores Inc	266,705
1,664	Royal Caribbean Cruises Ltd(a)	108,659
20,263	Skyline Champion Corp(a)	1,524,386
36,838	Southwest Airlines Co	1,198,709
8,388	Starbucks Corp	873,442
10,299	Tapestry Inc	443,990
13,228	Target Corp	2,190,954
27,646	Tesla Inc(a)	5,735,439
8,433	TJX Cos Inc	660,810
806	Tractor Supply Co	189,442
371	Ulta Beauty Inc(a)	202,444
2,447	United Airlines Holdings Inc(a)	108,280
2,737	VF Corp	62,705
8,428	VSE Corp	378,417
19,011	Wabash National Corp	467,481
5,224	Walgreens Boots Alliance Inc	180,646
31,344	Walmart Inc	4,621,673
458	Whirlpool Corp	60,465
329	WW Grainger Inc	226,618
838	Wynn Resorts Ltd(a)	93,781
2,043	Yum! Brands Inc	269,839
		54,124,059
Consumer, Non-Cyclical — 20.09%
26,988	Abbott Laboratories	2,732,805
28,146	AbbVie Inc	4,485,628
99,536	Alight Inc Class A(a)	916,727
2,602	Align Technology Inc(a)	869,432
29,280	Alkermes PLC(a)	825,403
901	Alnylam Pharmaceuticals Inc(a)	180,488
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
41,089	Alta Equipment Group Inc	$ 651,261
13,032	Altria Group Inc	581,488
1,181	AmerisourceBergen Corp	189,090
4,990	Amgen Inc	1,206,333
6,305	AMN Healthcare Services Inc(a)	523,063
23,057	Andersons Inc	952,715
9,278	ANI Pharmaceuticals Inc(a)	368,522
3,993	Archer-Daniels-Midland Co	318,082
28,569	AstraZeneca PLC Sponsored ADR	1,982,974
3,025	Automatic Data Processing Inc	673,456
618	Avery Dennison Corp	110,579
3,684	Baxter International Inc	149,423
2,073	Becton Dickinson & Co	513,150
43,256	BellRing Brands Inc(a)	1,470,704
1,052	Biogen Inc(a)	292,488
139	Bio-Rad Laboratories Inc Class A(a)	66,584
1,270	Bio-Techne Corp	94,221
5,594	Block Inc(a)	384,028
10,454	Boston Scientific Corp(a)	523,014
15,519	Bristol-Myers Squibb Co	1,075,622
1,481	Brown-Forman Corp Class B	95,184
1,130	Bunge Ltd	107,938
1,494	Campbell Soup Co	82,140
1,881	Cardinal Health Inc	142,016
1,427	Catalent Inc(a)	93,768
4,020	Centene Corp(a)	254,104
4,606	Charles River Laboratories International Inc(a)	929,583
1,780	Church & Dwight Co Inc	157,370
8,310	Cigna Corp	2,123,454
631	Cintas Corp	291,951
902	Clorox Co	142,732
48,205	Coca-Cola Co	2,990,156
6,096	Colgate-Palmolive Co	458,114
9,534	Colliers International Group Inc	1,006,314
3,479	Conagra Brands Inc	130,671
6,315	CONMED Corp	655,876
1,185	Constellation Brands Inc Class A	267,680
361	Cooper Cos Inc	134,783
33,915	Corteva Inc	2,045,414
2,969	CoStar Group Inc(a)	204,416
71,412	Custom Truck One Source Inc(a)(b)	484,887
13,209	CVS Health Corp	981,561
8,175	Danaher Corp	2,060,427
386	DaVita Inc(a)	31,308
1,806	DENTSPLY SIRONA Inc	70,940
4,944	Dexcom Inc(a)	574,394
4,513	Edwards Lifesciences Corp(a)	373,360
4,958	Elevance Health Inc	2,279,738
6,568	Eli Lilly & Co	2,255,583
17,785	Embecta Corp	500,114
1,798	Equifax Inc	364,706
2,221	Estee Lauder Cos Inc Class A	547,388
10,815	Euronet Worldwide Inc(a)	1,210,198

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
7,414	Exact Sciences Corp(a)	$ 502,743
553	FleetCor Technologies Inc(a)	116,600
577	Gartner Inc(a)	187,969
2,651	GE HealthCare Technologies Inc(a)	217,462
4,304	General Mills Inc	367,820
9,102	Gilead Sciences Inc	755,193
1,921	Global Payments Inc	202,166
4,571	HCA Healthcare Inc	1,205,281
1,014	Henry Schein Inc(a)	82,682
13,234	Herc Holdings Inc	1,507,353
1,073	Hershey Co	272,982
1,800	Hologic Inc(a)	145,260
1,834	Hormel Foods Corp	73,140
912	Humana Inc	442,740
604	IDEXX Laboratories Inc(a)	302,048
1,148	Illumina Inc(a)	266,967
1,415	Incyte Corp(a)	102,262
26,330	Inmode Ltd(a)	841,507
9,361	Insperity Inc	1,137,830
506	Insulet Corp(a)	161,394
3,908	Intuitive Surgical Inc(a)	998,377
1,355	IQVIA Holdings Inc(a)	269,496
3,047	J & J Snack Foods Corp	451,626
779	J M Smucker Co	122,591
18,095	John Wiley & Sons Inc Class A	701,543
19,082	Johnson & Johnson	2,957,710
1,868	Kellogg Co	125,081
39,702	Keurig Dr Pepper Inc	1,400,687
2,463	Kimberly-Clark Corp	330,584
14,756	Korn Ferry	763,475
5,811	Kraft Heinz Co	224,711
4,754	Kroger Co	234,705
646	Laboratory Corp of America Holdings	148,205
1,089	Lamb Weston Holdings Inc	113,822
21,649	Lantheus Holdings Inc(a)	1,787,341
286	MarketAxess Holdings Inc	111,909
1,829	McCormick & Co Inc	152,191
9,449	McKesson Corp	3,364,316
9,708	Medtronic PLC	782,659
40,498	Merck & Co Inc	4,308,582
3,239	Moderna Inc(a)	497,446
434	Molina Healthcare Inc(a)	116,091
1,212	Molson Coors Beverage Co Class B	62,636
9,950	Mondelez International Inc Class A	693,714
17,052	Monster Beverage Corp(a)	920,979
1,149	Moody's Corp	351,617
25,612	Nomad Foods Ltd(a)	479,969
33,574	Option Care Health Inc(a)	1,066,646
1,536	Organon & Co	36,127
24,291	Pacira BioSciences Inc(a)	991,316
12,721	PayPal Holdings Inc(a)	966,033
10,052	PepsiCo Inc	1,832,480
932	PerkinElmer Inc	124,198
40,969	Pfizer Inc	1,671,535
11,314	Philip Morris International Inc	1,100,287
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
27,211	Procter & Gamble Co	$ 4,046,004
37,647	Quanex Building Products Corp	810,540
1,042	Quanta Services Inc	173,639
847	Quest Diagnostics Inc	119,834
6,026	Regeneron Pharmaceuticals Inc(a)	4,951,383
1,072	ResMed Inc	234,757
717	Robert Half International Inc	57,769
1,812	Rollins Inc	68,004
2,402	S&P Global Inc	828,138
9,443	Sanofi	1,024,369
1,812	Sarepta Therapeutics Inc(a)	249,748
1,799	Seagen Inc(a)	364,244
7,299	Spectrum Brands Holdings Inc	483,340
724	STERIS PLC	138,487
2,460	Stryker Corp	702,256
33,640	Supernus Pharmaceuticals Inc(a)	1,218,777
3,704	Sysco Corp	286,060
304	Teleflex Inc(b)	77,006
23,013	Tenet Healthcare Corp(a)	1,367,432
6,358	Thermo Fisher Scientific Inc	3,664,560
2,098	Tyson Foods Inc Class A	124,453
8,341	UFP Technologies Inc(a)	1,082,995
4,051	United Rentals Inc	1,603,224
5,444	United Therapeutics Corp(a)	1,219,238
6,819	UnitedHealth Group Inc	3,222,591
513	Universal Health Services Inc Class B	65,202
12,458	V2X Inc(a)	494,832
1,141	Verisk Analytics Inc	218,912
1,876	Vertex Pharmaceuticals Inc(a)	591,071
9,692	Viatris Inc	93,237
433	Waters Corp(a)	134,070
540	West Pharmaceutical Services Inc	187,094
1,531	Zimmer Biomet Holdings Inc	197,805
3,401	Zoetis Inc	566,062
		116,004,765
Energy — 5.67%
33,575	Antero Resources Corp(a)	775,247
2,017	APA Corp	72,733
7,343	Baker Hughes Co	211,919
22,468	California Resources Corp	865,018
38,569	ChampionX Corp	1,046,377
2,417	Cheniere Energy Inc	380,919
12,984	Chevron Corp	2,118,469
38,863	ConocoPhillips	3,855,598
5,755	Coterra Energy Inc	141,228
33,207	Delek US Holdings Inc	762,101
4,772	Devon Energy Corp	241,511
1,342	Diamondback Energy Inc	181,398
1,647	Enphase Energy Inc(a)	346,331
4,288	EOG Resources Inc	491,533
2,980	EQT Corp	95,092
66,339	Exxon Mobil Corp	7,274,735

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Energy — (continued)
724	First Solar Inc(a)	$ 157,470
6,599	Halliburton Co	208,792
2,026	Hess Corp	268,121
14,438	Kinder Morgan Inc	252,809
4,785	Marathon Oil Corp	114,649
3,313	Marathon Petroleum Corp	446,692
11,744	NextEra Energy Partners LP(b)	713,448
30,590	Noble Corp PLC(a)	1,207,387
49,954	Northern Oil and Gas Inc(b)	1,516,104
5,307	Occidental Petroleum Corp	331,316
3,262	ONEOK Inc	207,268
3,401	Phillips 66	344,793
1,734	Pioneer Natural Resources Co	354,152
10,365	Schlumberger NV	508,922
63,472	Shell PLC	1,808,461
412	SolarEdge Technologies Inc(a)	125,227
1,664	Targa Resources Corp	121,389
18,995	Tidewater Inc(a)	837,300
15,029	Valero Energy Corp	2,098,048
33,401	Weatherford International PLC(a)	1,982,349
8,889	Williams Cos Inc	265,426
		32,730,332
Financial — 13.36%
4,087	Aflac Inc	263,693
14,061	Agree Realty Corp REIT	964,725
1,150	Alexandria Real Estate Equities Inc REIT	144,429
1,920	Allstate Corp	212,755
4,346	American Express Co	716,873
26,415	American International Group Inc	1,330,259
6,935	American Tower Corp REIT	1,417,098
769	Ameriprise Financial Inc	235,699
27,645	Ameris Bancorp	1,011,254
1,500	Aon PLC Class A	472,935
16,297	Apollo Global Management Inc	1,029,319
2,700	Arch Capital Group Ltd(a)	183,249
1,548	Arthur J Gallagher & Co	296,148
326	Assurant Inc	39,143
3,754	Assured Guaranty Ltd	188,714
30,438	Atlantic Union Bankshares Corp	1,066,852
1,022	AvalonBay Communities Inc REIT	171,757
48,585	AXA SA	1,482,703
141,000	Bank of America Corp	4,032,600
5,369	Bank of New York Mellon Corp	243,967
13,151	Berkshire Hathaway Inc Class B(a)	4,060,634
1,094	BlackRock Inc	732,017
5,448	Blackstone Inc	478,552
936	Boston Properties Inc REIT	50,656
1,829	Brown & Brown Inc	105,021
40,256	Cadence Bank	835,715
866	Camden Property Trust REIT	90,791
31,168	Cannae Holdings Inc(a)	628,970
Shares		Fair Value
Financial — (continued)
14,941	Capital One Financial Corp	$ 1,436,727
822	Cboe Global Markets Inc	110,345
2,307	CBRE Group Inc Class A(a)	167,973
42,910	Charles Schwab Corp	2,247,626
3,030	Chubb Ltd	588,365
1,148	Cincinnati Financial Corp	128,668
60,905	Citigroup Inc	2,855,835
3,621	Citizens Financial Group Inc	109,970
2,626	CME Group Inc	502,932
865	Comerica Inc	37,558
3,161	Crown Castle Inc REIT	423,068
2,099	Digital Realty Trust Inc REIT	206,353
1,949	Discover Financial Services	192,639
22,864	Employers Holdings Inc	953,200
676	Equinix Inc REIT	487,423
2,486	Equity Residential REIT	149,160
493	Essex Property Trust Inc REIT	103,106
299	Everest Re Group Ltd	107,048
978	Extra Space Storage Inc REIT	159,346
9,926	Federal Agricultural Mortgage Corp Class C	1,322,044
435	Federal Realty Investment Trust REIT	42,991
4,989	Fifth Third Bancorp	132,907
1,111	First Republic Bank	15,543
2,324	Franklin Resources Inc	62,609
27,278	Gaming & Leisure Properties Inc REIT	1,420,093
590	Globe Life Inc	64,912
9,916	Goldman Sachs Group Inc	3,243,623
2,300	Hartford Financial Services Group Inc	160,287
4,317	Healthpeak Properties Inc REIT	94,844
58,046	Home BancShares Inc	1,260,179
4,500	Host Hotels & Resorts Inc REIT	74,205
10,628	Huntington Bancshares Inc	119,034
4,078	Intercontinental Exchange Inc	425,295
43,361	International Money Express Inc(a)	1,117,847
3,829	Invesco Ltd	62,796
4,239	Invitation Homes Inc REIT	132,384
2,167	Iron Mountain Inc REIT	114,656
29,885	JPMorgan Chase & Co	3,894,314
19,831	KeyCorp	248,284
4,985	Kimco Realty Corp REIT	97,357
889	Lincoln National Corp	19,976
1,248	Loews Corp	72,409
1,235	M&T Bank Corp	147,669
3,612	Marsh & McLennan Cos Inc	601,579
7,817	Mastercard Inc Class A	2,840,776
13,563	McGrath RentCorp	1,265,564
4,810	MetLife Inc	278,691
842	Mid-America Apartment Communities Inc REIT	127,176
17,821	Morgan Stanley	1,564,684
2,474	Nasdaq Inc	135,254
1,521	Northern Trust Corp	134,046

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
60,863	OceanFirst Financial Corp	$ 1,124,748
15,620	Pinnacle Financial Partners Inc	861,599
15,290	PNC Financial Services Group Inc	1,943,359
17,309	Popular Inc	993,710
22,425	Postal Realty Trust Inc REIT Class A	341,308
1,660	Principal Financial Group Inc	123,371
4,268	Progressive Corp	610,580
6,737	Prologis Inc REIT	840,575
13,731	Prosperity Bancshares Inc	844,731
2,685	Prudential Financial Inc	222,157
1,153	Public Storage REIT	348,367
1,414	Raymond James Financial Inc	131,884
4,577	Realty Income Corp REIT	289,816
1,003	Regency Centers Corp REIT	61,364
6,816	Regions Financial Corp	126,505
788	SBA Communications Corp REIT	205,723
2,386	Simon Property Group Inc REIT	267,160
15,866	SouthState Corp	1,130,611
36,003	STAG Industrial Inc REIT	1,217,621
11,042	State Street Corp	835,769
16,290	Stifel Financial Corp	962,576
3,455	Synchrony Financial	100,471
1,637	T Rowe Price Group Inc	184,817
1,686	Travelers Cos Inc	288,997
9,684	Truist Financial Corp	330,224
2,418	UDR Inc REIT	99,283
10,168	US Bancorp	366,556
2,919	Ventas Inc REIT	126,539
7,325	VICI Properties Inc REIT	238,941
11,859	Visa Inc Class A	2,673,730
34,976	Vornado Realty Trust REIT(b)	537,581
1,596	W R Berkley Corp	99,367
27,811	Wells Fargo & Co	1,039,575
3,448	Welltower Inc REIT	247,187
5,348	Weyerhaeuser Co REIT	161,135
779	Willis Towers Watson PLC	181,024
18,366	Wintrust Financial Corp	1,339,800
22,208	WSFS Financial Corp	835,243
864	Zions Bancorp NA	25,860
		77,107,762
Industrial — 9.89%
4,018	3M Co	422,332
997	A O Smith Corp	68,943
13,524	AECOM	1,140,344
2,160	Agilent Technologies Inc	298,814
6,837	Albany International Corp Class A	610,954
569	Allegion PLC	60,729
10,883	Amcor PLC	123,849
1,677	AMETEK Inc	243,718
12,328	Amphenol Corp Class A	1,007,444
20,019	Arcosa Inc	1,263,399
7,569	Atkore Inc(a)	1,063,293
Shares		Fair Value
Industrial — (continued)
16,492	Ball Corp	$ 908,874
4,105	Boeing Co(a)	872,025
6,089	Carrier Global Corp	278,572
3,799	Caterpillar Inc	869,363
953	CH Robinson Worldwide Inc	94,700
11,975	Clean Harbors Inc(a)	1,707,156
21,516	Columbus McKinnon Corp	799,535
24,776	CRH PLC	1,251,696
15,345	CSX Corp	459,429
5,041	Deere & Co	2,081,328
1,020	Dover Corp	154,979
2,903	Eaton Corp PLC	497,400
4,171	Emerson Electric Co	363,461
1,162	Expeditors International of Washington Inc	127,959
1,695	FedEx Corp	387,291
2,576	Fortive Corp	175,606
1,147	Garmin Ltd	115,755
71,122	Genco Shipping & Trading Ltd(b)	1,113,771
377	Generac Holdings Inc(a)	40,720
1,643	General Dynamics Corp	374,949
7,951	General Electric Co	760,116
21,337	Griffon Corp	682,997
11,982	Honeywell International Inc	2,290,000
2,748	Howmet Aerospace Inc	116,433
317	Huntington Ingalls Industries Inc	65,625
550	IDEX Corp	127,067
2,026	Illinois Tool Works Inc	493,230
26,494	Ingersoll Rand Inc	1,541,421
957	Jacobs Solutions Inc	112,457
66,322	Janus International Group Inc(a)	653,935
629	JB Hunt Transport Services Inc	110,364
26,458	Johnson Controls International PLC	1,593,301
7,743	Kadant Inc	1,614,570
1,301	Keysight Technologies Inc(a)	210,085
36,821	Kimball Electronics Inc(a)	887,386
1,389	L3Harris Technologies Inc	272,577
96,325	Leonardo DRS Inc(a)	1,249,335
2,762	Littelfuse Inc	740,465
1,658	Lockheed Martin Corp	783,786
78,031	LSB Industries Inc(a)	806,060
453	Martin Marietta Materials Inc	160,842
1,428	Masco Corp	71,000
42,993	MDU Resources Group Inc	1,310,427
161	Mettler-Toledo International Inc(a)	246,364
289	Mohawk Industries Inc(a)	28,964
8,825	Moog Inc Class A	889,119
23,165	National Instruments Corp	1,214,078
341	Nordson Corp	75,791
1,662	Norfolk Southern Corp	352,344
3,193	Northrop Grumman Corp	1,474,272
661	Old Dominion Freight Line Inc	225,295
3,027	Otis Worldwide Corp	255,479
728	Packaging Corp of America	101,068

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Industrial — (continued)
936	Parker-Hannifin Corp	$ 314,599
1,078	Pentair PLC	59,581
37,421	Pure Cycle Corp(a)	353,628
29,064	Raytheon Technologies Corp	2,846,238
1,499	Republic Services Inc	202,695
2,154	Rockwell Automation Inc	632,091
834	Sealed Air Corp	38,289
416	Snap-on Inc	102,706
1,182	Stanley Black & Decker Inc	95,246
11,249	TD SYNNEX Corp	1,088,791
2,309	TE Connectivity Ltd	302,825
342	Teledyne Technologies Inc(a)	152,997
1,575	Textron Inc	111,242
4,590	Trane Technologies PLC	844,468
378	TransDigm Group Inc	278,605
1,952	Trimble Inc(a)	102,324
77,754	TTM Technologies Inc(a)	1,048,901
13,876	UFP Industries Inc	1,102,726
10,849	Union Pacific Corp	2,183,470
7,950	United Parcel Service Inc Class B	1,542,220
83,251	Vontier Corp	2,276,082
970	Vulcan Materials Co	166,413
2,710	Waste Management Inc	442,191
1,327	Westinghouse Air Brake Technologies Corp	134,107
2,094	Westrock Co	63,804
1,315	Xylem Inc	137,680
		57,118,560
Technology — 17.52%
4,597	Accenture PLC Class A	1,313,869
5,199	Activision Blizzard Inc	444,982
5,415	Adobe Inc(a)	2,086,779
19,591	Advanced Micro Devices Inc(a)	1,920,114
1,270	Akamai Technologies Inc(a)	99,441
3,700	Analog Devices Inc	729,714
636	ANSYS Inc(a)	211,661
138,055	Apple Inc	22,765,269
6,154	Applied Materials Inc	755,896
799	ASML Holding NV	543,887
1,575	Autodesk Inc(a)	327,852
3,051	Broadcom Inc	1,957,339
861	Broadridge Financial Solutions Inc	126,197
2,003	Cadence Design Systems Inc(a)	420,810
979	Ceridian HCM Holding Inc(a)	71,682
9,697	Cognizant Technology Solutions Corp Class A	590,838
9,260	Concentrix Corp	1,125,553
14,767	Crane NXT Co(a)	574,436
15,995	CSG Systems International Inc	858,932
1,423	DXC Technology Co(a)	36,372
1,902	Electronic Arts Inc	229,096
422	EPAM Systems Inc(a)	126,178
194	Fair Isaac Corp(a)	136,322
Shares		Fair Value
Technology — (continued)
4,331	Fidelity National Information Services Inc	$ 235,303
4,635	Fiserv Inc(a)	523,894
4,733	Fortinet Inc(a)	314,555
9,356	Hewlett Packard Enterprise Co	149,041
6,309	HP Inc	185,169
993	HubSpot Inc(a)	425,749
30,194	Intel Corp	986,438
6,598	International Business Machines Corp	864,932
3,741	Intuit Inc	1,667,850
593	Jack Henry & Associates Inc	89,377
1,010	KLA Corp	403,162
1,734	Lam Research Corp	919,228
1,073	Leidos Holdings Inc	98,780
3,998	Microchip Technology Inc	334,952
7,964	Micron Technology Inc	480,548
85,053	Microsoft Corp	24,520,780
887	MongoDB Inc(a)	206,777
326	Monolithic Power Systems Inc	163,176
1,230	MSCI Inc	688,419
1,660	NetApp Inc	105,991
25,222	NVIDIA Corp	7,005,915
5,438	NXP Semiconductors NV	1,014,051
3,152	ON Semiconductor Corp(a)	259,473
53,078	Oracle Corp	4,932,008
2,341	Paychex Inc	268,255
374	Paycom Software Inc(a)	113,700
827	PTC Inc(a)	106,046
653	Qorvo Inc(a)	66,325
27,235	QUALCOMM Inc	3,474,641
43,902	Rambus Inc(a)	2,250,417
774	Roper Technologies Inc	341,094
11,781	Salesforce Inc(a)	2,353,608
4,895	Science Applications International Corp	526,017
1,530	Seagate Technology Holdings PLC	101,164
23,575	Semtech Corp(a)	569,101
1,481	ServiceNow Inc(a)	688,250
1,160	Skyworks Solutions Inc	136,857
11,795	Super Micro Computer Inc(a)	1,256,757
2,885	Synopsys Inc(a)	1,114,331
1,157	Take-Two Interactive Software Inc(a)	138,030
1,136	Teradyne Inc	122,131
8,913	Texas Instruments Inc	1,657,907
13,847	Tower Semiconductor Ltd(a)	588,082
320	Tyler Technologies Inc(a)	113,485
45,923	Veradigm Inc(a)	599,295
2,568	Western Digital Corp(a)	96,737
1,478	Workday Inc Class A(a)	305,266
384	Zebra Technologies Corp Class A(a)	122,112
		101,138,395
Utilities — 2.34%
4,940	AES Corp	118,955

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Utilities — (continued)
13,304	ALLETE Inc	$ 856,378
1,939	Alliant Energy Corp	103,543
21,460	Ameren Corp	1,853,929
3,751	American Electric Power Co Inc	341,304
1,409	American Water Works Co Inc	206,404
1,045	Atmos Energy Corp	117,416
4,595	CenterPoint Energy Inc	135,369
2,126	CMS Energy Corp	130,494
2,591	Consolidated Edison Inc	247,881
16,545	Constellation Energy Corp	1,298,783
6,082	Dominion Energy Inc	340,045
1,415	DTE Energy Co	154,999
5,620	Duke Energy Corp	542,161
2,788	Edison International	196,805
1,486	Entergy Corp	160,102
1,760	Evergy Inc	107,571
2,543	Eversource Energy	199,015
38,762	Exelon Corp	1,623,740
3,965	FirstEnergy Corp	158,838
14,503	NextEra Energy Inc	1,117,891
2,615	NiSource Inc	73,115
41,112	NRG Energy Inc	1,409,731
11,751	PG&E Corp(a)	190,014
748	Pinnacle West Capital Corp	59,272
5,374	PPL Corp	149,343
3,641	Public Service Enterprise Group Inc	227,380
2,294	Sempra Energy	346,761
7,945	Southern Co	552,813
2,302	WEC Energy Group Inc	218,207
3,994	Xcel Energy Inc	269,355
		13,507,614
TOTAL COMMON STOCK — 90.59% (Cost $500,362,717)		$522,947,982
CONVERTIBLE PREFERRED STOCK
Communications — 0.15%
720	2020 Cash Mandatory Exchangeable Trust 5.25%(c)	837,180
Consumer, Non-Cyclical — 0.10%
464	Danaher Corp 5.00%(b)	590,387
TOTAL CONVERTIBLE PREFERRED STOCK — 0.25% (Cost $1,427,518)		$1,427,567
EXCHANGE TRADED FUNDS
8,139	iShares Russell 1000 Value ETF	1,239,244

TOTAL EXCHANGE TRADED FUNDS — 0.21% (Cost $1,204,072)		$1,239,244
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.39%
$239,241	Undivided interest of 0.16% in a repurchase agreement (principal amount/value $147,303,869 with a maturity value of $147,362,913) with Citigroup Global Markets Inc, 4.81%, dated 3/31/23 to be repurchased at $239,241 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.50% - 7.00%, 12/26/24 - 3/20/53, with a value of $150,249,951.(d)	$ 239,241
999,842	Undivided interest of 0.67% in a repurchase agreement (principal amount/value $148,993,698 with a maturity value of $149,053,544) with Bank of America Securities Inc, 4.82%, dated 3/31/23 to be repurchased at $999,842 on 4/3/23 collateralized by various U.S. Government Agency securities, 1.50% - 3.00%, 11/1/49 - 2/1/51, with a value of $151,973,572.(d)	999,842
999,842	Undivided interest of 0.67% in a repurchase agreement (principal amount/value $149,316,406 with a maturity value of $149,376,381) with RBC Capital Markets Corp, 4.82%, dated 3/31/23 to be repurchased at $999,842 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.38%, 4/6/23 - 2/20/53, with a value of $152,302,735.(d)	999,842
TOTAL SHORT TERM INVESTMENTS — 0.39% (Cost $2,238,925)		$2,238,925
TOTAL INVESTMENTS — 91.44% (Cost $505,233,232)		$527,853,718
OTHER ASSETS & LIABILITIES, NET — 8.56%		$49,442,327
TOTAL NET ASSETS — 100.00%		$577,296,045

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2023.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LP	Limited Partnership
REIT	Real Estate Investment Trust
At March 31, 2023, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	191	USD	39,515,513	June 2023	$1,293,988
				Net Appreciation	$1,293,988
At March 31, 2023, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Depreciation
BB	USD	16,860	EUR	15,800	June 21, 2023	$(357)
BB	USD	583,690	GBP	473,600	June 21, 2023	(1,544)
CGM	USD	107	EUR	100	June 21, 2023	(2)
CGM	USD	12,694	GBP	10,600	June 21, 2023	(404)
GS	USD	29,457	GBP	24,600	June 21, 2023	(941)
HSB	USD	685,075	EUR	630,800	June 21, 2023	(2,292)
HSB	USD	661,363	GBP	547,500	June 21, 2023	(15,191)
JPM	USD	498,484	EUR	465,700	June 21, 2023	(8,978)
JPM	USD	132,699	GBP	110,800	June 21, 2023	(4,218)
MS	USD	1,548,635	EUR	1,446,800	June 21, 2023	(27,907)
MS	USD	386,239	GBP	322,600	June 21, 2023	(12,403)
RBS	USD	922,089	GBP	767,900	June 21, 2023	(26,816)
SSB	USD	90,777	EUR	85,100	June 21, 2023	(1,955)
SSB	USD	333,434	GBP	274,500	June 21, 2023	(5,770)
TD	USD	316,650	GBP	264,400	June 21, 2023	(10,073)
UBS	USD	152,461	EUR	142,900	June 21, 2023	(3,253)
WES	USD	356,891	EUR	334,500	June 21, 2023	(7,606)
					Net Depreciation	$(129,710)
Counterparty Abbreviations:
BB	Barclays Bank PLC
CGM	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley & Co LLC
RBS	Royal Bank of Scotland
SSB	State Street Bank
TD	Toronto Dominion Bank
UBS	UBS AG
WES	Westpac Banking
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Exchange Traded Funds	Exchange traded close price.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2023, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

March 31, 2023

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$18,238,564	$—	$—	$18,238,564
Communications	52,977,931	—	—	52,977,931
Consumer, Cyclical	54,124,059	—	—	54,124,059
Consumer, Non-cyclical	114,980,396	1,024,369	—	116,004,765
Energy	30,921,871	1,808,461	—	32,730,332
Financial	75,625,059	1,482,703	—	77,107,762
Industrial	55,866,864	1,251,696	—	57,118,560
Technology	100,550,313	588,082	—	101,138,395
Utilities	13,507,614	—	—	13,507,614
	516,792,671	6,155,311	—	522,947,982
Convertible Preferred Stock
Communications	837,180	—	—	837,180
Consumer, Non-cyclical	—	590,387	—	590,387
	837,180	590,387	—	1,427,567
Exchange Traded Funds	1,239,244	—	—	1,239,244
Short Term Investments	—	2,238,925	—	2,238,925
Total investments, at fair value:	518,869,095	8,984,623	—	527,853,718
Other Financial Investments:
Futures Contracts(a)	1,293,988	—	—	1,293,988
Total Assets	$520,163,083	$8,984,623	$—	$529,147,706
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(129,710)	—	(129,710)
Total Liabilities	$0	$(129,710)	$—	$(129,710)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 90 long futures contracts and an average of 0 short futures contracts for the reporting period.

March 31, 2023

Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.  The Fund held an average foreign currency contracts notional amount of $4,397,481 in forward contracts for the reporting period.

March 31, 2023